Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value Of Assets And Liabilities Measured on a Nonrecurring Basis
The following table summarizes the bases used to measure certain assets and liabilities at fair value on a recurring basis in the consolidated financial statements as of and for the year ended December 31, 2015 and 2014:

	Significant Other Unobservable Inputs December 31,
	2015			2014
	Level 2	Level 3	Total Losses	Level 2	Level 3	Total Losses
Recurring Fair Value Measure
Interest rate cap contracts	$239	$—	$—	$—	$—	$—
Contingent purchase price consideration for acquired businesses	$—	$1,059	$—	$—	$1,768	$—

Schedule Presents the Change In the Level 3 Contingent Purchase Price Consideration Liability
The following table presents the change in the Level 3 contingent purchase price consideration liability for the year ended December 31, 2015 and 2014:

	Year Ended December 31, 2015
	2015	2014
Beginning balance	$1,768	$—
Additions related to acquisitions	—	2,110
Payments	(555)	(342)
Adjustments included in earnings	38	—
Foreign currency translation adjustments	(192)	—
Ending balance	$1,059	$1,768